INCOME TAXES - Reconciliation between the provision for income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation between the provision for income taxes computed by applying the PRC EIT rate of 25% to income before income taxes and the actual provision of income taxes
Net loss before provision for income taxes	$ 124	$ (5,966)	$ (19,088)
PRC statutory tax rate	25.00%	25.00%	25.00%
Income tax at statutory tax rate	$ 31	$ (1,492)	$ (4,772)
Expenses not deductible for tax purpose
Entertainment expenses exceeded the tax limit	15	28	42
Tax effect of impairment loss on property and equipment and intangible assets	0	668	0
Tax effect of unrealized net operating loss	(59)	6,198	5,971
Changes in valuation allowance	30	(4,326)	(763)
Effect of preferential tax rates granted to PRC entities	0	0	121
Effect of income tax rate change	0	(1,026)	(391)
Effect of income tax rate difference in other jurisdictions	(16)	(33)	76
Income tax (benefits) expenses	$ 1	$ 17	$ 284
Effective tax rates	(0.80%)	(0.30%)	(1.50%)